Net Revenue Under the Commercial Bank Partnership Model (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Revenue Under the Commercial Bank Partnership Model [Line Items]
Borrowers	¥ 2,618,165	¥ 27,215,101
Covering cash processing services	5,665,339	18,143,623
Gains from guarantee liabilities	30,456,920	124,689,007
Commission fee	¥ 18,781,216	¥ 72,920,424